Notes Related to the Consolidated Statements of Financial Position - Summary of Main Terms of Agreements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
At the beginning of the period	€ 2,843	€ 2,865
At the end of the period	2,019	2,843	€ 2,865
Bpi France [member]
Disclosure Of Financial Liabilities [Line Items]
At the beginning of the period	1,181	1,181	564
Repayment			(508)
Advances received			1,118
Interests	0	0	7
At the end of the period	1,181	1,181	1,181
Pancreas project [member]
Disclosure Of Financial Liabilities [Line Items]
Advances received	735
Pancreas project [member] | Bpi France [member]
Disclosure Of Financial Liabilities [Line Items]
At the beginning of the period			478
Repayment			(485)
Interests	0	0	7
GR-SIL project [member]
Disclosure Of Financial Liabilities [Line Items]
Advances received	135
GR-SIL project [member] | Bpi France [member]
Disclosure Of Financial Liabilities [Line Items]
At the beginning of the period			23
Repayment			(23)
Interests	0	0
Tedac project [member]
Disclosure Of Financial Liabilities [Line Items]
Advances received	4,895
Tedac project [member] | Bpi France [member]
Disclosure Of Financial Liabilities [Line Items]
At the beginning of the period	1,181	1,181	63
Advances received			1,118
Interests	0	0
At the end of the period	€ 1,181	€ 1,181	€ 1,181